Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial instruments received as collateral	$ 111,937	$ 55,483
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	4,044	3,783
Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	107,560	51,693
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	$ 333	$ 7